Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stock Warrants [Abstract]
Stock Warrants [Text Block]
17.	Warrants

See Note 12 Loans Payable to Stockholders and Note 14 Debt for information related to the issuance of warrants to Summit, WVJITB, and St. George’s Investments for the purchase of 18,000, 23,600, and 65,500 shares of Common Stock, respectively (a total of 107,100 shares), during the three months ended March 31, 2016. See also Note 19 Evaluation of Subsequent Events for information related to warrants issued after March 31, 2016.

As of March 31, 2016, warrants to purchase 2,942,040 shares of Common Stock were outstanding and exercisable. During the three months ended March 31, 2016, the Company recognized a total of $4,678 in interest expense from the accretion of discount related to warrants issued, $945 in debt conversion costs related to warrants issued as part of debt conversion consideration and $2,456 in placement agent fees as a result of an aggregate of 19,650 warrants earned. During the three months ended March 31, 2015, the Company recognized a total of $46,587 in interest expense, $60,419 in debt conversion costs and $9,196 in services related to the issuance of warrants.

		Weighted	Weighted
		average	average remaining
		exercise	contractual life
	Warrants	price	(in years)

Outstanding as of December 31, 2015	2,853,716	$19.14	2.37
Granted	107,100	$6.94	4.94
Exercised	–	$–
Cancelled or expired	(18,775)	$50.00
Outstanding as of March 31, 2016	2,942,041	$18.50	2.24

The following table summarizes information about stock warrants as of March 31, 2016:

Warrants outstanding
			Weighted
		Weighted average	average
		Remaining contractual	exercise
Exercise price	Outstanding	Life (in years)	price
$5.00	65,500
$6.25	186,166
$8.25	300,000
$9.50	707,044
$10.00	41,600
$11.25	69,200
$12.50	90,021
$18.75	442,606
$20.00	56,600
$27.50	762,174
$28.00	10,550
$50.00	154,792
$55.00	3,933
$56.25	51,856
$5.00 – $56.25	2,942,041	2.24	$18.50

9. Stock Warrants

From 2008 through 2015, the Company issued warrants to purchase shares of Common Stock. The warrants are exercisable for three to five years from date of issuance and are exercisable at exercise prices that range from $6.25 to $56.25 per share.

As of December 31, 2015, warrants to purchase 2,853,716 shares of Common Stock were outstanding and exercisable. During the year ended December 31, 2015, the Company recognized a total of $463,827 in interest expense from the accretion of warrants earned, $60,419 in debt conversion costs related to warrants issued as part of debt conversion consideration, $100,603 in consulting services, and $175,694 in placement agent services as a result of an aggregate of 215,806 warrants earned.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2014	2,124,488	$24.50	3.27
Granted	825,095	$8.86	2.81
Exercised	-	-
Cancelled or expired	(95,867)	$50.00
Outstanding at December 31, 2015	2,853,716	$19.14	2.37

The following table summarizes information about stock warrants at December 31, 2015:

Warrants Outstanding
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$6.25	186,166
$8.25	300,000
$9.50	707,044
$11.25	69,200
$12.50	90,020
$18.75	442,606
$20.00	56,600
$27.50	762,174
$28.00	10,550
$50.00	173,567
$55.00	3,933
$56.25	51,856
$6.25 - $56.25	2,853,716	2.37	$19.25